Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common stock no par value	$ 0	$ 0
Common stock unlimited shares authorized	Unlimited	Unlimited
Common stock shares issued	27,282,165	21,593,145
Common stock shares outstanding	27,282,165	21,593,145